Expense Example - Simplify Prime Money Market ETF - Simplify Prime Money Market ETF	Oct. 07, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	$ 48